UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2012
                                                    --------------

Check here if Amendment [ ]; Amendment Number:      --------------
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V Holdings, L.L.C.
          -------------------------------------
Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
          -------------------------------------
          Suite 220 S.
          -------------------------------------
          Washington, DC  20004-2505
          -------------------------------------

Form 13F File Number:  28-     14167
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-          Washington, DC          May 15, 2012
in-Fact for David M. Rubenstein*            --------------          ------------
--------------------------------
         Signature                          City, State             Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Investors V Holdings, L.L.C.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
   Form 13F File Number          Name

   28-
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

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                          ----------

Form 13F Information Table Entry Total:   5
                                          ----------

Form 13F Information Table Value Total:   $2,520,836
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name

1          28-  12429                 Carlyle Investment Management L.L.C.
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

                                                     FORM 13-F INFORMATION TABLE


COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6          COLUMN 7         COLUMN 8
                                         VALUE      SHRS OR       SH/  PUT/  INVESTMENT         OTHER         VOTING AUTHORITY
NAME OF          TITLE OF   CUSIP       (x$1000)    PRN AMT       PRN  CALL  DISCRETION        MANAGERS    SOLE   SHARED    NONE
ISSUER            CLASS
----------------------------------------------------------------------------------------------------------------------------------
Booz Allen          Cl A    099502106   $1,549,892  91,009,514    SH    --   Shared-Defined     1                 91,009,514
Hamilton Hldg
Cor

Cobalt Intl         Com     19075F106   $756,225    25,182,303    SH    --   Shared-Defined     1                 25,182,303
Energy Inc

Magnachip           Com     55933J203   $4,833      402,761       SH    --   Shared-Defined     1                 402,761
Semiconductor
Corp

Triumph Group Inc   Com     896818101   $201,222    3,211,324     SH    --   Shared-Defined     1                 3,211,324

Wesco Aircraft      Com     950814103   $8,664      534,802       SH    --   Shared-Defined     1                 534,802
Hldgs Inc

                                LIST OF EXHIBITS

Exhibit No.     Description
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     99         Power of Attorney